Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Warrants

A summary of the warrant activity as of September 30, 2017 and December 31, 2016, and the changes during the nine months ended September 30, 2017, is presented as follows:

	Outstanding					Outstanding
	as of					as of
	December 31,					September 30,
Warrant class	2016	Issued	Exercised	Converted	Expired	2017

Class F Warrants	300,000	—	—	—	—	300,000
Class G Warrants	1,503,409	—	—	—	—	1,503,409
Class H Warrants	1,988,095	—	—	—	—	1,988,095
Class I Warrants	1,043,646	—	—	—	—	1,043,646
Class K Warrants	5,200,000	2,000,000	—	—	—	7,200,000
Class L Warrants	65,945,005	—	(1,746,666)	—	—	64,198,339
Series A Warrants	2,106,594	—	(545,246)	—	—	1,561,348
	78,086,749	2,000,000	(2,291,912)	—	—	77,794,837

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise	Expiration
	price/share	date

Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	March 2019
Series A Warrants	$0.03	March 2019

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another company.

The exercise price of the Class K Warrants and the Series A Warrants are subject to a “down-round” anti-dilution adjustment if the Company issues or is deemed to have issued certain securities at a price lower than the then applicable exercise price of the warrants.  The exercise price of the Series A Warrants was adjusted to $0.0334 due to the 2016 Equity Offering (see Note 10). The Class K Warrants may be exercised on a physical settlement or on a cashless basis.  The Series A Warrants may be exercised on a physical settlement basis if a registration statement underlying the warrants is effective.  If a registration statement is not effective (or the prospectus contained therein is not available for use) for the resale by the holder of the Series A Warrants, then the holder may exercise the warrants on a cashless basis.

In February 2013, the Company issued 2,000,000 warrants to a consultant to purchase the Company’s common stock at $0.35 per share (the “Class F Warrants”). The five year Class F Warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 8, 2013. A capital raise was not completed for the requisite amount and the 1,700,000 Class F Warrants expired by their terms. The Company recorded the underlying cost of the 300,000 Class F Warrants as a cost of the Public Offering.

In June 2015, the Company, in connection with the Note Amendment (see Note 7), issued to HealthTronics, Inc. an aggregate total of 3,310,000 Class K Warrants to purchase shares of the Company’s common stock, $0.001 par value, at an exercise price of $0.55 per share, subject to certain anti-dilution protection. Each Class K Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire after ten years.

In June 2016, the Company, in connection with the Second Amendment (see Note 7), issued to HealthTronics, Inc., an additional 1,890,000 Class K Warrants to purchase shares of the Company’s Common Stock at an exercise price of $0.08 per share, subject to certain anti-dilution protection. The exercise price of the 3,310,000 Class K Warrants issued on June 15, 2015 was decreased to $0.08 per share. The warrants vested upon issuance and expire after ten years.

In August 2017, the Company, in connection with the Third Amendment (see Note 7), issued to HealthTronics, Inc., an additional 2,000,000 Class K Warrants to purchase shares of the Company’s Common Stock at an exercise price of $0.11 per share, subject to certain anti-dilution protection. The warrants vested upon issuance and expire after ten years.

The Class K Warrants, the Series A Warrants and the Series B Warrants are derivative financial instruments. The estimated fair value of the Class K Warrants at the date of grant was $36,989 and recorded as debt discount, which is accreted to interest expense through the maturity date of the related notes payable, related parties. The estimated fair values of the Series A Warrants and the Series B Warrants at the date of grant were $557,733 for the warrants issued in conjunction with the 2014 Private Placement and $47,974 for the warrants issued in conjunction with the 18% Convertible Promissory Notes. The fair value of the Series A Warrants and Series B Warrants were recorded as equity issuance costs in 2014, a reduction of additional paid-in capital. The Series B Warrants expired unexercised in March 2015.

The estimated fair values were determined using a binomial option pricing model based on various assumptions.  The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants, the volatility of the Company’s common stock price, and the risk-free interest rate.  In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

A summary of the changes in the warrant liability as of September 30, 2017 and December 31, 2016, and the changes during the three and nine months ended September 30, 2017, is presented as follows:

	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2016	$884,000	$358,120	$1,242,120
Issued	—	—	—
Warrant redemption	—	(57,372)	(57,372)
Change in fair value	(208,000)	(115,223)	(323,223)
Warrant liability as of March 31, 2017	$676,000	$185,525	$861,525
Issued	—	—	—
Warrant redemption	—	(9,594)	(9,594)
Change in fair value	—	(35,410)	(35,410)
Warrant liability as of June 30, 2017	$676,000	$140,521	$816,521
Issued	200,000	—	200,000
Warrant redemption	—	—	—
Change in fair value	(52,000)	93,681	41,681
Warrant liability as of September 30, 2017	$824,000	$234,202	$1,058,202

A summary of warrants as of December 31, 2016 and 2015, and the changes during the years ended December 31, 2016 and 2015, is presented as follows:

	Outstanding				Outstanding					Outstanding
	as of				as of					as of
	December 31,				December 31,					December 31,
Warrant class	2014	Issued	Exercised	Expired	2015	Issued	Exercised	Converted	Expired	2016

Class E Warrants	3,576,737	—	—	—	3,576,737	—	—	—	(3,576,737)	—
Class F Warrants	300,000	—	—	—	300,000	—	—	—	—	300,000
Class G Warrants	1,503,409	—	—	—	1,503,409	—	—	—	—	1,503,409
Class H Warrants	1,988,095	—	—	—	1,988,095	—	—	—	—	1,988,095
Class I Warrants	1,043,646	—	—	—	1,043,646	—	—	—	—	1,043,646
Class J Warrants	629,378	—	—	—	629,378	4,012,289	(4,641,667)	—	—	—
Class K Warrants	—	3,310,000	—	—	3,310,000	1,890,000	—	—	—	5,200,000
Class L Warrants	—	—	—	—	—	66,788,338	(843,333)	—	—	65,945,005
Class M Warrants	—	—	—	—	—	1,943,333	(1,943,333)	—	—	—
Series A Warrants	25,951,421	—	—	—	25,951,421	—	(143,400)	(23,701,427)	—	2,106,594
Series B Warrants	15,570,852	—	—	(15,570,852)	—	—	—	—	—	—
	50,563,538	3,310,000	—	(15,570,852)	38,302,686	74,633,960	(7,571,733)	(23,701,427)	(3,576,737)	78,086,749

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise	Expiration
	price/share	date

Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class K Warrants	$0.08	June 2025
Class L Warrants	$0.08	March 2019
Series A Warrants	$0.03	February 2021

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another company.

The exercise price of the Class K Warrants and the Series A Warrants are subject to a “down-round” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price of the warrants.  The Class K Warrants may be exercised on a physical settlement or on a cashless basis.  The Series A Warrants may be exercised on a physical settlement basis if a registration statement underlying the warrants if effective.  If a registration statement is not effective (or the prospectus contained therein is not available for use) for the resale by the holder of the Series A Warrants, then the holder may exercise the warrants on a cashless basis.

In February 2013, the Company issued 2,000,000 warrants to a consultant to purchase the Company’s common stock at $0.35 per share (the “Class F Warrants”). The five year Class F Warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 8, 2013. A capital raise was not completed for the requisite amount and the 1,700,000 Class F Warrants expired by their terms. The Company recorded the underlying cost of the 300,000 Class F Warrants as a cost of the Public Offering.

In June 2015, the Company, in connection with the Note Amendment (Note 7), issued to HealthTronics, Inc. an aggregate total of 3,310,000 Class K Warrants to purchase shares of the Company’s common stock, $0.001 par value, at an exercise price of $0.55 per share, subject to certain anti-dilution protection. Each Class K Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire after ten years.

In June 2016, the Company, in connection with the Second Amendment (Note 7), issued to HealthTronics, Inc., an additional 1,890,000 Class K Warrants to purchase shares of the Company’s Common Stock at an exercise price of $0.08 per share, subject to certain anti-dilution protection. The exercise price of the 3,310,000 Class K Warrants issued on June 15, 2015 was decreased to $0.08 per share. The warrants vested upon issuance and expire after ten years.

The Class J Warrants, the Class K Warrants, the Series A Warrants and the Series B Warrants are derivative financial instruments. The estimated fair value of the Class J Warrants at the date of grant was $12,776. The related debt discount was accreted to interest expense through the maturity date of the related note. The estimated fair value of the Class K Warrants at the date of grant was $36,989 and recorded as debt discount, which is accreted to interest expense through the maturity date of the related notes payable, related parties. The estimated fair values of the Series A Warrants and the Series B Warrants at the date of grant were $557,733 for the warrants issued in conjunction with the 2014 Private Placement and $47,974 for the warrants issued in conjunction with the 18% Convertible Promissory Notes. The fair value of the Series A Warrants and Series B Warrants were recorded as equity issuance costs in 2014, a reduction of additional paid-in capital. The Series B Warrants expired unexercised in March 2015.

The estimated fair values were determined using a binomial option pricing model based on various assumptions.  The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants, the volatility of the Company’s common stock price, and the risk-free interest rate.  In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

A summary of the changes in the warrant liability as of December 31, 2016 and December 31, 2015, and the changes during the years ended December 31, 2016 and 2015, is presented as follows:

	Class J	Class K	Class M	Series A	Series B
	Warrants	Warrants	Warrants	Warrants	Warrants	Total

Warrant liability as of December 31, 2014	$3,839	$—	$—	$155,709	$78	$159,626
Issued	—	36,990	—	—	—	36,990
Change in fair value	(939)	(14,290)	—	(43,209)	(78)	(58,516)
Warrant liability as of December 31, 2015	$2,900	$22,700	$—	$112,500	$—	$138,100
Issued	—	25,350	9,091	—	—	34,441
Change in fair value	150,275	835,950	105,401	1,132,092	—	2,223,718
Redeemed	(153,175)	—	(114,492)	(886,472)	—	(1,154,139)
Warrant liability as of December 31, 2016	$—	$884,000	$—	$358,120	$—	$1,242,120